Taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule of Effective Tax Rate [Abstract]
Income before tax	$ 20,346,111	$ 2,595,167	$ 10,524,854	$ 12,753,794
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	$ 3,357,109	$ 428,203	$ 1,736,601	$ 2,104,376
Reconciling items:
Non-deductible items in Hong Kong	958,538	122,262	1,025,705	272,376
Non-taxable items in Hong Kong	(448,793)	(57,244)	(504,319)	(608,034)
Two-tiered profits tax rates benefit		(21,046)
Tax Effect of amortization of intangible assets acquired in business combination	(38,816)	(4,951)
Under provision for prior year	1,498	191		1,051,282
Tax credit	(9,000)	(1,148)	(1,500)	(3,000)
Total	$ 3,655,536	$ 466,267	$ 2,256,487	$ 2,817,000